Condensed Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit after tax	£ 471	£ 733	£ 1,146
Adjustments for:
– Depreciation and amortisation	562	543	375
– Provisions for other liabilities and charges	273	441	257
– Impairment losses	672	239	189
– Corporation tax charge	134	279	399
– Other non-cash items	(267)	(439)	238
– Pension charge/(credit) for defined benefit pension schemes	38	35	79
Adjustments to reconcile profit (loss)	1,412	1,098	1,537
Net change in operating assets and liabilities:
– Cash and balances at central banks	(147)	(71)	(255)
– Trading assets	0	0	24,528
– Derivative assets	(90)	1,943	14,683
– Other financial assets at fair value through profit or loss	1,603	1,664	(3,635)
– Loans and advances to banks and customers	(2,654)	170	(9,129)
– Other assets	(340)	247	(246)
– Deposits by banks and customers	19,977	641	926
– Derivative liabilities	136	79	(16,244)
– Trading liabilities	0	0	(31,101)
– Other financial liabilities at fair value through profit or loss	(1,618)	(959)	4,106
– Debt securities in issue	1,201	(529)	(2,524)
Other liabilities	(966)	(568)	(556)
Net change in operating assets and liabilities	17,102	2,617	(19,447)
Corporation taxes paid	(159)	(292)	(391)
Effects of exchange rate differences	410	(1,079)	1,750
Net cash flows from operating activities	19,236	3,077	(15,405)
Cash flows from investing activities
Investments in other entities	0	0	(66)
Proceeds from disposal of subsidiaries	0	0	348
Purchase of property, plant and equipment and intangible assets	(373)	(505)	(696)
Proceeds from sale of property, plant and equipment and intangible assets	166	108	26
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	(3,015)	(5,013)	(7,002)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	9,858	8,300	3,708
Net cash flows from investing activities	6,636	2,890	(3,682)
Cash flows from financing activities
Issue of other equity instruments	0	500	0
Issue of debt securities and subordinated notes	4,190	4,145	10,642
Issuance costs of debt securities and subordinated notes	(13)	(15)	(23)
Repayment of debt securities and subordinated notes	(12,037)	(7,969)	(6,281)
Repurchase of preference shares and other equity instruments	0	(318)	(290)
Dividends paid on ordinary shares	(129)	(315)	(1,139)
Dividends paid on preference shares and other equity instruments	(148)	(142)	(157)
Dividends paid on non-controlling interests	(15)	(12)	(22)
Net cash flows from financing activities	(8,152)	(4,126)	2,730
Change in cash and cash equivalents	17,720	1,841	(16,357)
Cash and cash equivalents at beginning of the year	27,817	26,029	42,226
Effects of exchange rate changes on cash and cash equivalents	45	(53)	160
Cash and cash equivalents at the end of the year	45,582	27,817	26,029
Cash and cash equivalents consist of:
Cash and balances at central banks	41,250	21,180	19,747
Less: regulatory minimum cash balances	(854)	(707)	(636)
Cash and bank balances at central banks less regulatory minimum cash balances	40,396	20,473	19,111
Other cash equivalents	5,186	7,344	6,918
Cash and cash equivalents at the end of the year	£ 45,582	£ 27,817	£ 26,029